FAIR VALUE MEASUREMENTS - Schedule of Assets and Liabilities Measured at Fair Value (Details) - Recurring - USD ($) $ in Thousands	Jan. 31, 2025	Jan. 31, 2024
Level 1
Assets:
Foreign currency forward contracts	$ 0	$ 0
Consideration Asset or Liability in Business Divestitures		0
Total assets	0	0
Liabilities:
Foreign currency forward contracts	0	0
Total liabilities	0	0
Level 2
Assets:
Foreign currency forward contracts	2,522	1,792
Consideration Asset or Liability in Business Divestitures		0
Total assets	2,522	1,792
Liabilities:
Foreign currency forward contracts	262	223
Total liabilities	262	223
Level 3
Assets:
Foreign currency forward contracts	0	0
Consideration Asset or Liability in Business Divestitures		4,954
Total assets	0	4,954
Liabilities:
Foreign currency forward contracts	0	0
Total liabilities	$ 0	$ 0